Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 039 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, current value	$ 7,253,087
Net assets available for benefits	$ 170,816,087
Notes receivable from participants, minimum borrowing term	1 year
Notes receivable from participants, maximum borrowing term	5 years
Notes receivable from participants, cost	$ 0
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%	9.56%
Investment, Identifier [Axis]: RTX Corporation | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 22,628,626
Investment, Identifier [Axis]: State Street Global Advisors Trust Company State Street Short Term Investment Fund | Short-term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	277,679
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,027,430
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,974,173
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	8,011,558
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	8,234,200
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	16,781,046
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	21,264,741
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	20,872,734
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	19,782,048
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	6,079,747
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,274,643
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	491,468
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,228,894
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,820,571
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,043,447
Investment, Identifier [Axis]: Vanguard Total Stock Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	15,173,806
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 10,596,189